Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOW FROM OPERATING ACTIVITIES
Net income (loss) for the period	R$ (1,217,022)	R$ 69,397
Adjustments to reconciliate net income for the period with net cash generated by operating activities:
Depreciation and amortization	1,329,717	536,700
Interest on investments and securities	(50,546)	(37,445)
Provision (reversal of provision) arising from swap and forward derivative contracts	(1,254,269)	116,485
Provision (reversal of provision) for tax, civil and labor risks	97,703	10,450
Inflation adjustment on escrow deposits	(6,216)	(7,447)
Inflation adjustment of contingencies	8,629	5,125
Income tax and social contribution	139,656	30,746
Result from sale and write-off of property, plan and equipment and intangible assets	8,342	12,970
Interest and exchange variation on finance leases	121,425	64,137
Interest and exchange rate variation on borrowings and financing	1,658,428	166,350
Restatement and exchange rate variation on other assets and liabilities	690,246	1,505
Provision (reversal of provision) for losses from property, plant and equipment and intangible assets	16,144	(11,084)
Provision (reversal of provision) for stock option plans and restricted shares	(24,930)	26,903
Effective losses and provision for losses with trade receivables, net of reversals	397,409	118,037
Provision (reversal of provision) for inventory losses, net	190,763	72,980
Provision (reversal of provision) for post-employment health care plan and carbon credit	(6,008)	3,971
Effect from hyperinflationary economy	26,468	29,423
Other provision (reversals)	(114,286)	(129,469)
Adjustments to reconcile profit (loss)	2,011,653	1,079,734
DECREASE (INCREASE) IN ASSETS
Trade receivables	217,048	22,826
Inventories	(445,220)	(352,862)
Recoverable taxes	(205,187)	5,993
Other assets	466,271	(71,429)
INCREASE (DECREASE) IN LIABILITIES
Domestic and foreign trade payables	(2,126,571)	(64,499)
Payroll, profit sharing and social charges, net	385,026	(24,366)
Tax liabilities	(75,973)	(74,947)
Other liabilities	(594,700)	139,536
Income tax and social contribution paid	(411,768)	(224,691)
Accruals (payments) of judicial deposits	27,016	3,564
Tax, civil and labor lawsuits paid	(84,585)	(12,911)
Settlement of derivative financial instruments	4,040	(33,308)
Payment of interest on leases	(133,695)	(64,137)
Payment of interest on borrowings, financing and debentures	(531,679)	(257,284)
NET CASH GENERATED BY (USED IN) OPERATING ACTIVITIES	(1,498,324)	71,219
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition Avon, net cash obtained	2,636,108	0
Acquisition of property, plant and equipment and intangible assets	(308,576)	(217,440)
Proceeds from sale of property, plant and equipment and intangible assets	53,982	8,454
Investment in securities	(5,972,283)	(3,547,736)
Redemption of securities	4,548,629	4,038,578
Redemption of interest on investments and securities	29,886	38,717
NET CASH GENERATED BY INVESTING ACTIVITIES	987,746	320,573
CASH FLOW FROM FINANCING ACTIVITIES
Payments of lease - principal	(380,902)	(284,803)
Payments of loans, financing and debentures – principal	(2,485,231)	(594,912)
New loans, financing and debentures	1,341,538	294,842
Use of treasury shares to setle exercised stock option	(13,955)	(2,142)
Payment of dividends and interest on capital for the previous year	(133,937)	(152,979)
Receipts (payments) to settle derivative operations	82,194	1,874
Acquired company's liability incurred by acquiror	(370,791)	0
Capital payment	0	24,242
Capital increase	2,033,855	0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	72,771	(713,878)
Effect of exchange variation on cash and cash equivalents	744,341	(10,287)
Net (decrease) increase in cash and cash equivalents	306,534	(332,373)
Cash and cash equivalents at the beginning of the year	4,513,582	1,215,048
Cash and cash equivalents at the end of the year	R$ 4,820,116	R$ 882,675